Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Accounts Payable and Other Current Liabilities

Accounts payable and other current liabilities

(IN MILLIONS)	December 31, 2012	December 31, 2011
Trade payables	$150	$180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	46	51
Other current liabilities(1)	229	261

Total accounts payable and other current liabilities	$971	$1,050